Document and Entity Information	Jan. 13, 2023
Cover [Abstract]
Entity Registrant Name	DOMINION ENERGY, INC
Amendment Flag	false
Entity Central Index Key	0000715957
Document Type	8-K
Document Period End Date	Jan. 13, 2023
Entity Incorporation State Country Code	VA
Entity File Number	001-08489
Entity Tax Identification Number	54-1229715
Entity Address, Address Line One	120 Tredegar Street
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	(804)
Local Phone Number	819-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	D
Security Exchange Name	NYSE
Entity Emerging Growth Company	false